Employee Benefits - Summary of Maturity Profile of Defined Benefit Obligation (Details) $ in Millions	Mar. 31, 2025 USD ($)
Less Than 1 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	$ 41
Less Than 1 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	8
1-2 Years | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	39
1-2 Years | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	8
2 - 3 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	40
2 - 3 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	8
3 - 4 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	38
3 - 4 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	9
4 - 5 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	34
4 - 5 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	9
5 - 10 Years | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	122
5 - 10 Years | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	$ 40